Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Equity Dividend VIP Series

Supplement to Prospectus Dated May 1, 2009

The Board of Trustees of RS Variable Products Trust (the “Trust”) has approved a proposal to liquidate RS Equity Dividend VIP Series (the “Series”). The proposed liquidation is subject to approval by the Series’ shareholders at a meeting of shareholders expected to be held on December 14, 2009.

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) has informed the Trust that, if the proposed liquidation is approved by shareholders, the Series will be eliminated as an allocation option under each variable annuity contract and variable life insurance policy issued by GIAC (each, a “Variable Contract”) after the liquidation is effected. GIAC is encouraging owners of Variable Contracts who have allocated a portion of the value of their contract to a separate account that invests in the Series (“Contract Owners”) to submit transfer instructions to GIAC prior to the date the Series is liquidated (the “Liquidation Date”) in order to transfer their contract values currently allocated to the Series to other allocation options available under their Variable Contracts prior to the Liquidation Date. On the Liquidation Date on behalf of Contract Owners who have not exercised their transfer rights prior to the Liquidation Date, GIAC will take one of two actions: (1) for Contract Owners who have provided transfer instructions, GIAC will transfer any contract value representing liquidation proceeds from the Series to the allocation option(s) selected by the Contract Owners in accordance with their prior instructions, or (2) for Contract Owners who have not provided transfer instructions prior to the Liquidation Date, GIAC will transfer the contract value representing liquidation proceeds from the Series to the subaccount investing in shares of the RS Money Market VIP Series, a separate series of the Trust.

For more information or if you have any questions about your variable annuity contract, please contact GIAC at 1-800-221-3253 or visit www.guardianinvestor.com. If you have any questions about your variable life insurance policy, please contact GIAC at 1-800-441-6455.

October 16, 2009

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Mid Cap Growth VIP Series

Supplement to Prospectus Dated May 1, 2009

The Board of Trustees of RS Variable Products Trust (the “Trust”) has approved a proposal to liquidate RS Mid Cap Growth VIP Series (the “Series”). The proposed liquidation is subject to approval by the Series’ shareholders at a meeting of shareholders expected to be held on December 14, 2009.

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) has informed the Trust that, if the proposed liquidation is approved by shareholders, the Series will be eliminated as an allocation option under each variable annuity contract and variable life insurance policy issued by GIAC (each, a “Variable Contract”) after the liquidation is effected. GIAC is encouraging owners of Variable Contracts who have allocated a portion of the value of their contract to a separate account that invests in the Series (“Contract Owners”) to submit transfer instructions to GIAC prior to the date the Series is liquidated (the “Liquidation Date”) in order to transfer their contract values currently allocated to the Series to other allocation options available under their Variable Contracts prior to the Liquidation Date. On the Liquidation Date on behalf of Contract Owners who have not exercised their transfer rights prior to the Liquidation Date, GIAC will take one of two actions: (1) for Contract Owners who have provided transfer instructions, GIAC will transfer any contract value representing liquidation proceeds from the Series to the allocation option(s) selected by the Contract Owners in accordance with their prior instructions, or (2) for Contract Owners who have not provided transfer instructions prior to the Liquidation Date, GIAC will transfer the contract value representing liquidation proceeds from the Series to the subaccount investing in shares of the RS Money Market VIP Series, a separate series of the Trust.

For more information or if you have any questions about your variable annuity contract, please contact GIAC at 1-800-221-3253 or visit www.guardianinvestor.com. If you have any questions about your variable life insurance policy, please contact GIAC at 1-800-441-6455.

October 16, 2009

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Technology VIP Series

Supplement to Prospectus Dated May 1, 2009

The Board of Trustees of RS Variable Products Trust (the “Trust”) has approved a proposal to liquidate RS Technology VIP Series (the “Series”). The proposed liquidation is subject to approval by the Series’ shareholders at a meeting of shareholders expected to be held on December 14, 2009.

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) has informed the Trust that, if the proposed liquidation is approved by shareholders, the Series will be eliminated as an allocation option under each variable annuity contract and variable life insurance policy issued by GIAC (each, a “Variable Contract”) after the liquidation is effected. GIAC is encouraging owners of Variable Contracts who have allocated a portion of the value of their contract to a separate account that invests in the Series (“Contract Owners”) to submit transfer instructions to GIAC prior to the date the Series is liquidated (the “Liquidation Date”) in order to transfer their contract values currently allocated to the Series to other allocation options available under their Variable Contracts prior to the Liquidation Date. On the Liquidation Date on behalf of Contract Owners who have not exercised their transfer rights prior to the Liquidation Date, GIAC will take one of two actions: (1) for Contract Owners who have provided transfer instructions, GIAC will transfer any contract value representing liquidation proceeds from the Series to the allocation option(s) selected by the Contract Owners in accordance with their prior instructions, or (2) for Contract Owners who have not provided transfer instructions prior to the Liquidation Date, GIAC will transfer the contract value representing liquidation proceeds from the Series to the subaccount investing in shares of the RS Money Market VIP Series, a separate series of the Trust.

For more information or if you have any questions about your variable annuity contract, please contact GIAC at 1-800-221-3253 or visit www.guardianinvestor.com. If you have any questions about your variable life insurance policy, please contact GIAC at 1-800-441-6455.

October 16, 2009

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Asset Allocation VIP Series

Supplement to Prospectus Dated May 1, 2009

The Board of Trustees of RS Variable Products Trust (the “Trust”) has approved a proposal to liquidate RS Asset Allocation VIP Series (the “Series”). The proposed liquidation is subject to approval by the Series’ shareholders at a meeting of shareholders expected to be held on December 14, 2009.

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) has informed the Trust that, if the proposed liquidation is approved by shareholders, the Series will be eliminated as an allocation option under each variable annuity contract and variable life insurance policy issued by GIAC (each, a “Variable Contract”) after the liquidation is effected. GIAC is encouraging owners of Variable Contracts who have allocated a portion of the value of their contract to a separate account that invests in the Series (“Contract Owners”) to submit transfer instructions to GIAC prior to the date the Series is liquidated (the “Liquidation Date”) in order to transfer their contract values currently allocated to the Series to other allocation options available under their Variable Contracts prior to the Liquidation Date. On the Liquidation Date on behalf of Contract Owners who have not exercised their transfer rights prior to the Liquidation Date, GIAC will take one of two actions: (1) for Contract Owners who have provided transfer instructions, GIAC will transfer any contract value representing liquidation proceeds from the Series to the allocation option(s) selected by the Contract Owners in accordance with their prior instructions, or (2) for Contract Owners who have not provided transfer instructions prior to the Liquidation Date, GIAC will transfer the contract value representing liquidation proceeds from the Series to the subaccount investing in shares of the RS Money Market VIP Series, a separate series of the Trust.

For more information or if you have any questions about your variable annuity contract, please contact GIAC at 1-800-221-3253 or visit www.guardianinvestor.com. If you have any questions about your variable life insurance policy, please contact GIAC at 1-800-441-6455.

October 16, 2009